Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of information about commitments [abstract]
Commitments	COMMITMENTS

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Capital expenditure
Contracted for[1]	78.1	251.9
[1]    Contracted for capital expenditure of US$78.1 million (2021: US$251.9 million) includes US$31.6 million (2021: US$193.3 million) for Salares Norte. Gold Fields has completed a feasibility study on the Salares Norte deposit in Chile and the final notice to proceed (“FNTP”) was provided by the Board in February 2020 and construction commenced in April 2020.
    Lease contracts

	United States Dollar
Lease contracts[1] Figures in millions unless otherwise stated	Undiscounted lease liabilities[2]	Non-lease elements[3]	Fully variable lease payments[4]	Total

2022
– within one year	84.8	232.4	537.7	854.9
– later than one and not later than five years	232.3	178.8	1,313.7	1,724.8
– later than five years	195.1	107.8	1,014.0	1,316.9
	512.2	519.0	2,865.4	3,896.6
2021
– within one year	82.0	249.4	397.8	729.2
– later than one and not later than five years	216.4	320.9	870.2	1,407.5
– later than five years	248.7	167.8	—	416.5
	547.1	738.1	1,268.0	2,553.2
1    No leases were entered into during 2022 or 2021 for which the use of the assets has not yet commenced at year-end.
[2]    The undiscounted lease liabilities relate to the gross cash flows used to determine the lease liabilities in terms of IFRS 16 Leases and will not agree to the leases recognised in note 33.
[3]    The non-lease elements are the amounts in the lease contracts that are not accounted for as part of the lease liabilities.
[4]    These are the total commitments per lease contracts where the payments have been determined to be fully variable, as a result no lease liability has been recorded. Included in these amounts are payment for non-lease elements of the arrangement.
    Guarantees
The Group provides environmental obligation guarantees and other guarantees with respect to its South African, Peruvian, Ghanaian and Australian operations. These guarantees amounted to US$213.6 million at 31 December 2022 (2021: US$198.1 million) (refer note 25.1).